Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares			Value
	COMMON STOCKS - 95.8%
	Accommodation and Food Services - 0.1%
1,630	Caesars Entertainment, Inc. (a)		$137,230
1,160	Penn National Gaming, Inc. (a)		59,566
			196,796
	Advertising - 0.1%
3,067	Interpublic Group of Cos., Inc.		112,866
1,673	Omnicom Group, Inc.		140,348
			253,214
	Aerospace/Defense - 1.2%
4,291	Boeing Co. (a)		881,114
1,810	General Dynamics Corp.		424,354
3,019	Howmet Aerospace, Inc.		108,442
1,570	L3Harris Technologies, Inc.		396,127
1,924	Lockheed Martin Corp. (f)		834,631
1,177	Northrop Grumman Corp. (f)		520,399
362	Teledyne Technologies, Inc. (a)		155,436
406	TransDigm Group, Inc. (a)		270,636
			3,591,139
	Agriculture - 0.8%
14,462	Altria Group, Inc. (f)		741,756
4,371	Archer Daniels Midland Co.		342,905
12,238	Philip Morris International, Inc. (f)		1,236,895
			2,321,556
	Airlines - 0.2%
974	Alaska Air Group, Inc. (a)		54,680
5,041	American Airlines Group, Inc. (a)(d)		86,957
4,993	Delta Air Lines, Inc. (a)		199,321
4,623	Southwest Airlines Co. (a)		202,487
2,497	United Airlines Holdings, Inc. (a)		110,867
			654,312
	Apparel - 0.6%
2,729	Hanesbrands, Inc.		42,163
10,008	Nike, Inc., Class B		1,366,592
554	PVH Corp.		54,231
376	Ralph Lauren Corp.		49,647
2,171	Tapestry, Inc.		88,794
1,478	Under Armour, Inc., Class A (a)		26,442
1,534	Under Armour, Inc., Class C (a)		23,976
2,526	VF Corp.		146,559
			1,798,404
	Auto Manufacturers - 0.5%
1,124	Cummins, Inc.		229,431
30,550	Ford Motor Co. (f)		536,458
11,323	General Motors Co. (a)(f)		529,010
2,727	PACCAR, Inc.		250,366
			1,545,265
	Auto Parts & Equipment - 0.1%
2,109	Aptiv PLC (a)		272,989
1,881	BorgWarner, Inc.		77,140
			350,129
	Banks - 4.8%
57,746	Bank of America Corp.		2,552,373
6,208	Bank of New York Mellon Corp.		329,955
15,806	Citigroup, Inc.		936,189
3,323	Citizens Financial Group, Inc.		174,192
1,041	Comerica, Inc.		99,405
5,395	Fifth Third Bancorp		258,097
1,369	First Republic Bank		237,193
2,625	Goldman Sachs Group, Inc. (f)		895,886
11,526	Huntington Bancshares, Inc.		178,884
23,333	JPMorgan Chase & Co.		3,308,619
7,464	KeyCorp		187,123
1,001	M&T Bank Corp.		182,412
11,376	Morgan Stanley		1,032,258
1,628	Northern Trust Corp.		185,429
3,320	PNC Financial Services Group, Inc. (f)		661,510
7,447	Regions Financial Corp.		180,143
2,854	State Street Corp.		243,532
454	SVB Financial Group (a)		275,124
10,418	Truist Financial Corp. (f)		648,208
32,200	Wells Fargo & Co.		1,718,514
1,264	Zions Bancorp N.A.		89,605
			14,374,651
	Beverages - 1.5%
1,431	Brown-Forman Corp., Class B		93,344
30,495	Coca-Cola Co.		1,898,009
1,316	Constellation Brands, Inc., Class A		283,756
1,482	Molson Coors Brewing Co., Class B		77,331
2,915	Monster Beverage Corp. (a)		246,026
10,880	PepsiCo, Inc.		1,781,491
			4,379,957
	Biotechnology - 1.2%
4,452	Amgen, Inc.		1,008,289
1,174	Biogen, Inc. (a)		247,726
163	Bio-Rad Laboratories, Inc., Class A (a)		102,031
5,724	Corteva, Inc.		297,820
9,836	Gilead Sciences, Inc. (f)		594,094
1,146	Illumina, Inc. (a)(f)		374,284
1,470	Incyte Corp. (a)		100,401
823	Regeneron Pharmaceuticals, Inc. (a)(f)		508,910
2,033	Vertex Pharmaceuticals, Inc. (a)		467,631
			3,701,186
	Building Materials - 0.4%
6,803	Carrier Global Corp.		305,319
1,076	Fortune Brands Home & Security, Inc.		93,504
5,582	Johnson Controls International PLC (f)		362,607
483	Martin Marietta Materials, Inc.		183,250
1,941	Masco Corp.		108,774
1,036	Vulcan Materials Co.		187,982
			1,241,436
	Chemicals - 1.4%
1,726	Air Products & Chemicals, Inc. (f)		407,854
908	Albemarle Corp.		177,868
864	Celanese Corp.		120,338
1,667	CF Industries Holdings, Inc.		135,344
5,817	Dow, Inc.		342,970
4,081	DuPont de Nemours, Inc.		315,747
1,060	Eastman Chemical Co.		125,578
1,006	FMC Corp.		117,953
1,952	International Flavors & Fragrances, Inc.		259,616
4,037	Linde PLC (f)		1,183,810
2,025	LyondellBasell Industries NV, Class A		196,891
2,678	Mosaic Co.		140,408
1,856	PPG Industries, Inc.		247,683
1,887	Sherwin-Williams Co. (f)		496,526
			4,268,586
	Commercial Services - 1.8%
3,317	Automatic Data Processing, Inc. (f)		678,127
681	Cintas Corp.		255,593
1,950	Ecolab, Inc. (f)		343,707
952	Equifax, Inc.		207,860
644	FleetCor Technologies, Inc. (a)		150,825
650	Gartner, Inc. (a)		182,273
2,293	Global Payments, Inc.		305,840
294	MarketAxess Holdings, Inc.		112,140
1,267	Moody's Corp. (f)		408,012
2,795	Nielsen Holdings PLC		48,689
9,203	PayPal Holdings, Inc. (a)		1,030,092
1,083	Quanta Services, Inc.		117,982
869	Robert Half International, Inc.		104,532
1,743	Rollins, Inc.		56,874
2,770	S&P Global, Inc.		1,040,698
561	United Rentals, Inc. (a)		180,429
1,261	Verisk Analytics, Inc.		223,626
			5,447,299
	Computers - 8.1%
4,959	Accenture PLC, Class A (f)		1,567,143
123,075	Apple, Inc. (f)		20,322,144
4,113	Cognizant Technology Solutions Corp., Class A		354,253
1,962	DXC Technology Co. (a)		66,767
1,056	Fortinet, Inc. (a)		363,813
10,202	Hewlett Packard Enterprise Co.		162,416
9,378	HP, Inc.		322,228
7,025	International Business Machines Corp. (f)		860,633
1,046	Leidos Holdings, Inc.		106,525
1,745	NetApp, Inc.		136,773
2,377	Western Digital Corp. (a)		121,084
			24,383,779
	Cosmetics/Personal Care - 1.3%
6,630	Colgate-Palmolive Co. (f)		510,178
1,812	Estee Lauder Cos., Inc., Class A (f)		536,950
19,063	Procter & Gamble Co.		2,971,731
			4,018,859
	Distribution/Wholesale - 0.2%
1,643	Copart, Inc. (a)		201,892
4,497	Fastenal Co.		231,416
2,117	LKQ Corp.		99,393
340	WW Grainger, Inc.		162,200
			694,901
	Diversified Financial Services - 3.8%
5,013	American Express Co. (f)		975,229
883	Ameriprise Financial, Inc.		264,715
1,115	BlackRock, Inc. (f)		829,437
3,481	Capital One Financial Corp. (f)		533,533
831	CBOE Global Markets, Inc.		97,468
11,710	Charles Schwab Corp. (f)		989,027
2,816	CME Group, Inc. (f)		666,068
2,332	Discover Financial Services		287,862
2,141	Franklin Resources, Inc.		63,652
4,405	Intercontinental Exchange, Inc. (f)		564,369
2,657	Invesco, Ltd.		56,435
6,833	MasterCard, Inc., Class A		2,465,483
907	Nasdaq, Inc.		155,233
1,445	Raymond James Financial, Inc.		158,444
4,445	Synchrony Financial		190,157
1,772	T. Rowe Price Group, Inc.		256,160
13,232	Visa, Inc.		2,859,700
3,183	Western Union Co.		57,867
			11,470,839
	Electric - 2.3%
5,184	AES Corp.		110,056
1,962	Alliant Energy Corp.		114,581
2,020	Ameren Corp.		173,619
3,937	American Electric Power Co., Inc.		356,889
4,577	CenterPoint Energy, Inc.		125,181
2,279	CMS Energy Corp.		145,879
2,708	Consolidated Edison, Inc.		232,265
6,347	Dominion Energy, Inc. (f)		504,777
1,515	DTE Energy Co.		184,209
6,039	Duke Energy Corp. (f)		606,376
2,972	Edison International		188,484
1,572	Entergy Corp.		165,390
1,790	Evergy, Inc.		111,714
2,694	Eversource Energy		220,369
7,683	Exelon Corp.		326,988
4,276	FirstEnergy Corp.		178,951
15,428	NextEra Energy, Inc. (f)		1,207,550
1,932	NRG Energy, Inc.		73,107
890	Pinnacle West Capital Corp.		63,039
6,038	PPL Corp.		158,014
3,970	Public Service Enterprise Group, Inc.		257,375
2,484	Sempra Energy		358,242
8,314	Southern Co. (f)		538,498
2,478	WEC Energy Group, Inc.		225,201
4,230	Xcel Energy, Inc.		284,806
			6,911,560
	Electrical Components & Equipment - 0.2%
1,807	AMETEK, Inc.		234,531
4,671	Emerson Electric Co. (f)		434,029
			668,560
	Electronics - 1.2%
2,367	Agilent Technologies, Inc.		308,562
700	Allegion PLC		80,164
4,663	Amphenol Corp., Class A		354,435
2,807	Fortive Corp.		181,753
1,179	Garmin, Ltd.		130,209
5,405	Honeywell International, Inc. (f)		1,025,599
1,436	Keysight Technologies, Inc. (a)		225,983
179	Mettler-Toledo International, Inc. (a)		252,165
871	PerkinElmer, Inc.		156,440
824	Roper Technologies, Inc.		369,333
2,554	TE Connectivity, Ltd.		363,766
8	Vontier Corp.		194
479	Waters Corp. (a)		151,714
			3,600,317
	Engineering & Construction - 0.0% (b)
1,018	Jacobs Engineering Group, Inc.		125,214

	Entertainment - 0.0% (b)
1,020	Live Nation Entertainment, Inc. (a)		123,236

	Environmental Control - 0.2%
1,296	Pentair PLC		75,051
1,645	Republic Services, Inc.		197,861
3,030	Waste Management, Inc. (f)		437,532
			710,444
	Finance and Insurance - 0.0% (b)
1,822	Brown & Brown, Inc.		123,185

	Food - 1.0%
1,598	Campbell Soup Co.		71,862
3,765	Conagra Brands, Inc.		131,662
4,751	General Mills, Inc.		320,360
1,140	Hershey Co.		230,576
2,222	Hormel Foods Corp.		105,856
846	J.M. Smucker Co.		113,998
1,989	Kellogg Co.		127,177
5,119	Kraft Heinz Co.		200,767
5,343	Kroger Co.		250,052
1,134	Lamb Weston Holdings, Inc.		75,332
1,953	McCormick & Co., Inc.		185,867
10,981	Mondelez International, Inc., Class A (f)		719,036
4,016	Sysco Corp.		349,794
2,310	Tyson Foods, Inc., Class A		214,045
			3,096,384
	Forest Products & Paper - 0.0% (b)
3,063	International Paper Co.		133,332

	Gas - 0.1%
1,019	Atmos Energy Corp.		111,896
3,049	NiSource, Inc.		88,208
			200,104
	Hand/Machine Tools - 0.1%
420	Snap-on, Inc.		88,276
1,269	Stanley Black & Decker, Inc.		206,466
			294,742
	Healthcare Products - 3.6%
13,869	Abbott Laboratories		1,672,879
352	ABIOMED, Inc. (a)		109,380
562	Align Technology, Inc. (a)		287,441
3,915	Baxter International, Inc.		332,658
11,148	Boston Scientific Corp. (a)(f)		492,407
383	Cooper Cos., Inc.		156,655
4,974	Danaher Corp. (f)		1,364,915
1,707	Dentsply Sirona, Inc.		92,417
4,876	Edwards Lifesciences Corp. (a)(f)		547,916
1,983	Hologic, Inc. (a)		141,130
664	IDEXX Laboratories, Inc. (a)		353,480
2,783	Intuitive Surgical, Inc. (a)(f)		807,988
10,527	Medtronic PLC		1,105,230
1,139	ResMed, Inc.		281,048
765	STERIS PLC		183,600
2,622	Stryker Corp. (f)		690,504
362	Teleflex, Inc.		121,744
3,077	Thermo Fisher Scientific, Inc. (f)		1,673,888
574	West Pharmaceutical Services, Inc.		222,184
1,635	Zimmer Biomet Holdings, Inc.		207,956
			10,845,420
	Healthcare Services - 2.1%
1,898	Anthem, Inc. (f)		857,611
4,556	Centene Corp. (a)		376,417
526	DaVita, Inc. (a)		59,317
1,926	HCA Healthcare, Inc. (f)		482,097
1,001	Humana, Inc. (f)		434,754
1,491	IQVIA Holdings, Inc. (a)		343,109
752	Laboratory Corp. of America Holdings (a)		203,988
957	Quest Diagnostics, Inc.		125,625
7,366	UnitedHealth Group, Inc.		3,505,258
591	Universal Health Services, Inc., Class B		85,063
			6,473,239
	Home Builders - 0.2%
2,556	DR Horton, Inc.		218,282
2,150	Lennar Corp., Class A		193,242
20	NVR, Inc. (a)		99,169
2,029	PulteGroup, Inc.		100,760
			611,453
	Home Furnishings - 0.1%
1,046	Leggett & Platt, Inc.		38,786
486	Whirlpool Corp.		97,817
			136,603
	Household Products/Wares - 0.3%
645	Avery Dennison Corp.		113,649
1,923	Church & Dwight Co., Inc.		188,166
961	Clorox Co.		140,104
2,640	Kimberly-Clark Corp.		343,596
			785,515
	Housewares - 0.0% (b)
2,972	Newell Brands, Inc.		70,585

	Information - 0.1%
1,049	Ceridian HCM Holding, Inc. (a)		76,482
17	Kyndryl Holdings, Inc. (a)		270
7,746	Lumen Technologies, Inc.		80,248
824	PTC, Inc. (a)		91,695
			248,695
	Insurance - 3.5%
4,821	Aflac, Inc.		294,515
2,314	Allstate Corp.		283,141
6,705	American International Group, Inc.		410,614
1,765	Aon PLC, Class A (f)		515,627
1,614	Arthur J Gallagher & Co.		255,319
456	Assurant, Inc.		77,388
14,534	Berkshire Hathaway, Inc., Class B (a)		4,671,954
3,429	Chubb, Ltd. (f)		698,282
1,171	Cincinnati Financial Corp.		143,787
310	Everest Re Group Ltd.		92,448
732	Globe Life, Inc.		73,903
2,721	Hartford Financial Services Group, Inc.		189,055
1,375	Lincoln National Corp.		92,702
1,596	Loews Corp.		97,899
3,963	Marsh & McLennan Cos., Inc. (f)		615,890
5,697	MetLife, Inc.		384,832
1,947	Principal Financial Group, Inc.		137,536
4,582	Progressive Corp. (f)		485,371
3,023	Prudential Financial, Inc.		337,548
1,953	Travelers Cos., Inc.		335,584
1,009	Willis Towers Watson PLC		224,301
1,093	WR Berkley Corp.		98,698
			10,516,394
	Internet - 8.0%
2,360	Alphabet, Inc., Class A (a)(f)		6,374,690
3,412	Amazon.com, Inc. (a)(f)		10,479,139
316	Booking Holdings, Inc. (a)(f)		686,431
1,073	CDW Corp.		185,050
4,993	eBay, Inc.		272,568
1,111	Expedia Group, Inc. (a)		217,878
462	F5 Networks, Inc. (a)		92,793
18,592	Meta Platforms, Inc., Class A (a)(f)		3,923,470
3,461	Netflix, Inc. (a)(f)		1,365,434
4,572	NortonLifeLock, Inc.		132,496
6,217	Twitter, Inc. (a)(f)		221,014
761	VeriSign, Inc. (a)		162,641
			24,113,604
	Iron/Steel - 0.1%
2,287	Nucor Corp.		301,015

	Leisure Time - 0.1%
6,183	Carnival Corp. (a)		125,700
2,844	Norwegian Cruise Line Holdings, Ltd. (a)(d)		55,430
1,715	Royal Caribbean Cruises, Ltd. (a)		138,435
			319,565
	Lodging - 0.3%
2,179	Hilton Worldwide Holdings, Inc. (a)		324,366
2,575	Las Vegas Sands Corp. (a)		110,365
2,133	Marriott International, Inc., Class A (a)		362,909
3,115	MGM Resorts International		137,963
824	Wynn Resorts, Ltd. (a)		71,292
			1,006,895
	Machinery - Construction & Mining - 0.3%
4,286	Caterpillar, Inc. (f)		803,968

	Machinery - Diversified - 0.7%
2,230	Deere & Co. (f)		802,844
1,125	Dover Corp.		176,467
592	IDEX Corp. (f)		113,605
3,161	Ingersoll Rand, Inc.		159,694
3,342	Otis Worldwide Corp.		261,779
903	Rockwell Automation, Inc.		240,722
1,476	Wabtec Corp.		137,002
1,408	Xylem, Inc.		125,242
			2,017,355
	Manufacturing - 5.1%
2,208	Alphabet, Inc., Class C (a)(f)		5,956,787
302	Bio-Techne Corp.		126,662
1,330	Catalent, Inc. (a)		135,713
1,040	Enphase Energy, Inc. (a)		173,368
487	Generac Holdings, Inc. (a)		153,634
8,592	General Electric Co. (f)		820,622
2,743	Moderna, Inc. (a)(f)		421,325
331	Monolithic Power Systems, Inc.		151,830
2,058	NXP Semiconductors NV (f)		391,267
1,998	Organon & Co.		74,585
11,798	Raytheon Technologies Corp. (f)		1,211,655
1,558	Seagate Technology Holdings PLC		160,723
1,211	Teradyne, Inc.		142,801
6,240	Tesla, Inc. (a)(f)		5,431,483
1,970	Trimble, Inc. (a)		137,407
			15,489,862
	Media - 1.6%
994	Charter Communications, Inc., Class A (a)		598,169
35,926	Comcast Corp., Class A		1,679,900
1,262	Discovery, Inc., Class A (a)		35,399
2,263	Discovery, Inc., Class C (a)		63,296
1,951	DISH Network Corp., Class A (a)		62,354
2,515	Fox Corp., Class A		105,203
1,151	Fox Corp., Class B		44,037
3,071	News Corp., Class A		68,545
962	News Corp., Class B		21,578
4,712	Paramount Global, Class B		144,234
14,177	Walt Disney Co. (a)		2,104,717
			4,927,432
	Mining - 0.3%
11,417	Freeport-McMoRan, Inc.		536,028
6,281	Newmont Goldcorp Corp.		415,802
			951,830
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
2,952	APA Corp.		105,180

	Miscellaneous Manufacturing - 0.8%
4,532	3M Co. (f)		673,682
1,039	AO Smith Corp.		71,255
3,116	Eaton Corp PLC (f)		480,768
2,244	Illinois Tool Works, Inc.		485,467
1,011	Parker-Hannifin Corp.		299,650
1,741	Textron, Inc.		127,319
1,858	Trane Technologies PLC		286,002
			2,424,143
	Office/Business Equipment - 0.1%
414	Zebra Technologies Corp., Class A (a)		171,123

	Oil & Gas - 3.0%
6,317	Cabot Oil & Gas Corp.		147,376
15,122	Chevron Corp.		2,177,568
10,435	ConocoPhillips (f)		989,864
4,916	Devon Energy Corp.		292,748
1,327	Diamondback Energy, Inc.		183,259
4,557	EOG Resources, Inc.		523,690
33,084	Exxon Mobil Corp.		2,594,447
2,142	Hess Corp.		216,471
6,137	Marathon Oil Corp.		138,451
4,976	Marathon Petroleum Corp.		387,481
6,917	Occidental Petroleum Corp.		302,480
3,420	Phillips 66		288,101
1,772	Pioneer Natural Resources Co.		424,571
3,190	Valero Energy Corp.		266,397
			8,932,904
	Oil & Gas Services - 0.3%
6,461	Baker Hughes & GE Co.		189,824
6,945	Halliburton Co.		232,866
10,923	Schlumberger, Ltd.		428,619
			851,309
	Packaging & Containers - 0.2%
12,101	Amcor PLC		140,735
2,560	Ball Corp.		229,734
743	Packaging Corp of America		109,362
1,173	Sealed Air Corp.		78,743
2,076	Westrock Co.		93,981
			652,555
	Pharmaceuticals - 5.3%
13,857	AbbVie, Inc. (f)		2,047,649
1,159	AmerisourceBergen Corp.		165,192
2,248	Becton Dickinson & Co. (f)		609,837
17,421	Bristol-Myers Squibb Co. (f)		1,196,300
2,257	Cardinal Health, Inc.		121,900
2,657	Cigna Corp. (f)		631,781
10,315	CVS Health Corp. (f)		1,069,150
746	DexCom, Inc. (a)		308,777
6,224	Eli Lilly & Co. (f)		1,555,689
1,086	Henry Schein, Inc. (a)		93,809
20,644	Johnson & Johnson		3,397,383
1,210	McKesson Corp.		332,702
19,808	Merck & Co., Inc.		1,516,897
43,801	Pfizer, Inc.		2,056,019
9,449	Viatris, Inc.		104,033
3,715	Zoetis, Inc. (f)		719,410
			15,926,528
	Pipelines - 0.3%
15,255	Kinder Morgan, Inc.		265,437
3,487	ONEOK, Inc.		227,701
9,509	Williams Cos., Inc.		297,442
			790,580
	Professional, Scientific, and Technical Services - 0.1%
387	Charles River Laboratories International, Inc. (a)		112,679
2,166	Match Group, Inc. (a)		241,487
			354,166
	Real Estate - 0.1%
2,621	CBRE Group, Inc., Class A (a)		253,844

	Real Estate Investment Trusts - 2.4%
1,078	Alexandria Real Estate Equities, Inc.		204,173
3,567	American Tower Corp. (f)		809,245
1,087	AvalonBay Communities, Inc.		259,347
1,113	Boston Properties, Inc.		136,131
3,391	Crown Castle International Corp. (f)		564,907
2,211	Digital Realty Trust, Inc.		298,308
2,944	Duke Realty Corp.		156,032
699	Equinix, Inc. (f)		496,101
2,661	Equity Residential		226,983
506	Essex Property Trust, Inc.		160,488
1,044	Extra Space Storage, Inc.		196,429
544	Federal Realty Investment Trust		63,963
4,219	Healthpeak Properties, Inc.		131,042
5,535	Host Hotels & Resorts, Inc. (a)		101,125
2,273	Iron Mountain, Inc.		111,786
4,735	Kimco Realty Corp.		111,415
896	Mid-America Apartment Communities, Inc.		183,331
427	Orion Office REIT, Inc. (a)		7,272
5,777	Prologis, Inc. (f)		842,576
1,192	Public Storage		423,184
4,302	Realty Income Corp.		284,319
1,188	Regency Centers Corp.		78,277
853	SBA Communications Corp.		258,792
2,548	Simon Property Group, Inc.		350,503
2,191	UDR, Inc.		120,220
2,953	Ventas, Inc.		159,462
1,230	Vornado Realty Trust		53,234
3,286	Welltower, Inc.		273,691
5,864	Weyerhaeuser Co.		227,992
			7,290,328
	Retail - 4.8%
511	Advance Auto Parts, Inc.		104,489
164	AutoZone, Inc. (a)		305,596
1,753	Best Buy Co., Inc.		169,410
1,276	CarMax, Inc. (a)		139,505
215	Chipotle Mexican Grill, Inc. (a)		327,520
3,466	Costco Wholesale Corp. (f)		1,799,721
1,016	Darden Restaurants, Inc.		147,544
1,856	Dollar General Corp. (f)		368,119
1,816	Dollar Tree, Inc. (a)		258,017
282	Domino's Pizza, Inc.		121,883
1,612	Gap, Inc.		23,455
1,116	Genuine Parts Co.		136,331
8,329	Home Depot, Inc.		2,630,548
5,539	Lowe's Cos., Inc. (f)		1,224,451
5,864	McDonald's Corp.		1,435,331
537	O'Reilly Automotive, Inc. (a)		348,642
2,791	Ross Stores, Inc.		255,069
9,243	Starbucks Corp. (f)		848,415
3,863	Target Corp. (f)		771,712
9,453	TJX Cos., Inc. (f)		624,843
892	Tractor Supply Co.		181,781
424	Ulta Beauty, Inc. (a)		158,788
5,601	Walgreens Boots Alliance, Inc.		258,150
11,223	Walmart, Inc.		1,516,901
2,316	Yum! Brands, Inc.		283,895
			14,440,116
	Retail Trade - 0.1%
2,062	Bath & Body Works, Inc.		110,049
943	Etsy, Inc. (a)		146,061
			256,110
	Savings & Loans - 0.0% (b)
3,340	People's United Financial, Inc.		70,407

	Semiconductors - 5.5%
12,723	Advanced Micro Devices, Inc. (a)(f)		1,569,222
4,197	Analog Devices, Inc. (f)		672,737
7,131	Applied Materials, Inc. (f)		956,980
3,208	Broadcom, Inc. (f)		1,884,508
31,700	Intel Corp.		1,512,090
278	IPG Photonics Corp. (a)		36,237
1,190	KLA Corp. (f)		414,715
1,107	Lam Research Corp. (f)		621,415
4,285	Microchip Technology, Inc.		301,364
8,763	Micron Technology, Inc. (f)		778,680
19,519	NVIDIA Corp. (f)		4,759,708
868	Qorvo, Inc. (a)		118,725
8,760	QUALCOMM, Inc. (f)		1,506,633
1,288	Skyworks Solutions, Inc.		177,963
7,203	Texas Instruments, Inc. (f)		1,224,438
			16,535,415
	Shipbuilding - 0.0% (b)
311	Huntington Ingalls Industries, Inc.		63,568

	Software - 9.4%
6,085	Activision Blizzard, Inc. (f)		495,928
3,726	Adobe, Inc. (a)		1,742,576
1,272	Akamai Technologies, Inc. (a)		137,707
680	ANSYS, Inc. (a)		220,449
1,719	Autodesk, Inc. (a)(f)		378,575
907	Broadridge Financial Solutions, Inc.		132,612
2,155	Cadence Design Systems, Inc. (a)		326,332
2,317	Cerner Corp.		216,060
969	Citrix Systems, Inc.		99,323
2,227	Electronic Arts, Inc.		289,710
4,853	Fidelity National Information Services, Inc. (f)		462,151
4,666	Fiserv, Inc. (a)		455,728
2,134	Intuit, Inc. (f)		1,012,306
586	Jack Henry & Associates, Inc.		103,605
58,843	Microsoft Corp. (f)		17,581,700
642	MSCI, Inc. (f)		322,085
12,902	Oracle Corp.		980,165
2,511	Paychex, Inc.		298,960
372	Paycom Software, Inc. (a)		126,186
7,597	salesforce.com, Inc. (a)		1,599,396
1,546	ServiceNow, Inc. (a)(f)		896,556
1,192	Synopsys, Inc. (a)(f)		372,369
903	Take-Two Interactive Software, Inc. (a)		146,286
319	Tyler Technologies, Inc. (a)		136,615
			28,533,380
	Telecommunications - 2.1%
1,720	Arista Networks, Inc. (a)		211,096
55,979	AT&T, Inc.		1,326,143
33,003	Cisco Systems, Inc.		1,840,577
5,990	Corning, Inc.		241,996
2,541	Juniper Networks, Inc.		85,860
1,316	Motorola Solutions, Inc.		290,086
4,605	T-Mobile US, Inc. (a)(f)		567,382
32,455	Verizon Communications, Inc.		1,741,860
			6,305,000
	Textiles - 0.0% (b)
434	Mohawk Industries, Inc. (a)		61,098

	Toys/Games/Hobbies - 0.0% (b)
1,004	Hasbro, Inc.		97,438

	Transportation - 1.5%
1,025	CH Robinson Worldwide, Inc.		99,097
17,674	CSX Corp. (f)		599,325
1,327	Expeditors International of Washington, Inc.		137,159
1,923	FedEx Corp. (f)		427,425
651	JB Hunt Transport Services, Inc.		132,107
1,933	Norfolk Southern Corp. (f)		495,853
727	Old Dominion Freight Line, Inc.		228,300
5,102	Union Pacific Corp. (f)		1,254,837
5,695	United Parcel Service, Inc., Class B (f)		1,198,342
			4,572,445
	Utilities - 0.0% (b)
2,560	Constellation Energy Corp.		117,709

	Water - 0.1%
1,422	American Water Works Co., Inc.		214,850

	Wholesale Trade - 0.1%
309	Pool Corp.		141,701

	TOTAL COMMON STOCKS (Cost - $233,657,433)		289,460,713

Contracts		Notional Amount
	PURCHASED OPTIONS - 3.6%(a)(c)(g)
	PURCHASED PUT OPTIONS - 3.6%
	S&P 500 Index
195	Expiration: March 2022, Exercise Price: $4,515	$85,291,830	$3,453,450
225	Expiration: April 2022, Exercise Price: $4,325	98,413,650	2,964,375
200	Expiration: May 2022, Exercise Price: $4,440	87,478,800	4,456,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $9,299,976)		10,873,825

	TOTAL PURCHASED OPTIONS (Cost - $9,299,976)		10,873,825
Shares
	SHORT TERM INVESTMENTS - 2.1%
	Money Market Funds - 2.1%
6,376,501	First American Treasury Obligations Fund, Class X, 0.01% (e)		6,376,501
	TOTAL SHORT TERM INVESTMENTS (Cost - $6,376,501)		6,376,501

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
73,654	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (e)		73,654
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $73,654)		73,654

	TOTAL INVESTMENTS - 101.5% (Cost - $249,407,564)		306,784,693
	Liabilities in Excess of Other Assets - (1.5)%		(4,435,816)
	NET ASSETS - 100.0%		$302,348,877

Contracts		Notional Value	Value
	SCHEULE OF WRITTEN OPTIONS - (1.4%) (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.3)%
	S&P 500 Index
225	Expiration: April 2022, Exercise Price $4,665	$98,413,650	$524,250
200	Expiration: May 2022, Exercise Price $4,780	87,478,800	510,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,144,187)		1,034,250

	SCHEDULE OF WRITTEN PUT OPTIONS - (1.1)%
	S&P 500 Index
195	Expiration: March 2022, Exercise Price $4,130	85,291,830	776,100
200	Expiration: May 2022, Exercise Price $4,125	87,478,800	2,383,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $3,465,591)		3,159,100

	TOTAL OPTIONS WRITTEN (Premiums Received $5,609,778)		$4,193,350

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each option is exercisable into 100 shares of the underlying security.
(d) All or a portion of this security is out on loan as of February 28, 2022.
(e) Interest rate reflects seven-day yield on February 28, 2022.
(f) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $74,816,068, which is 24.7% of total net assets.

(g) Held in connection with a written option, see Schedule of Written Options for more details.